Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 HKD ($)
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carried forward	$ 402,224		$ 1,175,979
Unutilized leave	12,506	60,295	15,714	53,535
Lease liabilities	157,211	110,513	196,724	218,446
Total deferred tax assets	571,941	170,808	1,388,417	271,981
Property and equipment	155,286	92,321	20,508	12,951
Lease right-of-use assets	30,496	41,724	209,980	198,114
Total deferred tax liabilities	185,782	134,045	230,488	211,065
Total deferred tax assets, net	$ 386,159	$ 36,763	$ 1,157,929	$ 60,916